Share Capital and Other Reserves - Schedule of Fair Value of the Warrant (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revere Warrants [Member]
Schedule of Fair Value of the Warrant [Line Items]
Expected term in years	2.08	3.08	4.08
Risk free interest rate	3.47%	4.27%	3.84%
Annual expected volatility	181.00%	144.00%	124.00%
Dividend yield	0.00%	0.00%	0.00%
Common Warrants [Member] | Boustead and Other Placement Agents [Member]
Schedule of Fair Value of the Warrant [Line Items]
Expected term in years	3
Risk free interest rate	3.51%
Annual expected volatility	150.00%
Dividend yield	0.00%
Pre-funded Warrants [Member] | Boustead and Other Placement Agents [Member]
Schedule of Fair Value of the Warrant [Line Items]
Expected term in years		2
Risk free interest rate		4.17%
Annual expected volatility		150.00%
Dividend yield		0.00%
Black-Scholes Model [Member]
Schedule of Fair Value of the Warrant [Line Items]
Expected term in years	5	5
Risk free interest rate		4.45%
Annual expected volatility	100.00%	60.00%
Dividend yield	0.00%	0.00%
Black-Scholes Model [Member] | Bottom of range [member]
Schedule of Fair Value of the Warrant [Line Items]
Risk free interest rate	3.96%
Black-Scholes Model [Member] | Top of range [member]
Schedule of Fair Value of the Warrant [Line Items]
Risk free interest rate	4.48%
Pre-Funded Strategic Advisors Warrants [Member]
Schedule of Fair Value of the Warrant [Line Items]
Risk free interest rate	3.57%
Annual expected volatility	150.00%
Dividend yield	0.00%
Pre-Funded Strategic Advisors Warrants [Member] | Bottom of range [member]
Schedule of Fair Value of the Warrant [Line Items]
Expected term in years	0
Pre-Funded Strategic Advisors Warrants [Member] | Top of range [member]
Schedule of Fair Value of the Warrant [Line Items]
Expected term in years	2
Common Warrants 1 [Member]
Schedule of Fair Value of the Warrant [Line Items]
Annual expected volatility	150.00%
Dividend yield	0.00%
Common Warrants 1 [Member] | Bottom of range [member]
Schedule of Fair Value of the Warrant [Line Items]
Expected term in years	4
Risk free interest rate	3.57%
Common Warrants 1 [Member] | Top of range [member]
Schedule of Fair Value of the Warrant [Line Items]
Expected term in years	5
Risk free interest rate	3.67%
S-1 to S-6 Warrants [Member]
Schedule of Fair Value of the Warrant [Line Items]
Expected term in years	5
Risk free interest rate	3.62%
Annual expected volatility	150.00%
Dividend yield	0.00%